Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	Oct. 02, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2023